Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 2,222	$ 2,273
Arising (released) during the year	1,059	364	$ 327
Released (used) during the year	0	(124)	0
Released (unused) during the year	1,118	291	191
Total, end of period	2,163	2,222	2,273
Current	763	0	77
Non current	1,400	2,222	2,196
Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			2,137
Current				$ 0
Non current				$ 2,137
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	764	705
Arising (released) during the year	132	107	(101)
Released (used) during the year	0	(48)	0
Released (unused) during the year	268	0	0
Total, end of period	628	764	705
Post- employment benefits | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			806
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	1,458	1,568
Arising (released) during the year	927	257	428
Released (used) during the year	0	(76)	0
Released (unused) during the year	850	291	191
Total, end of period	$ 1,535	$ 1,458	1,568
Other provisions | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			$ 1,331